Major Events in the Period and Events After the Period - Termination of RESOLVE-IT and the development program of elafibranor in NASH (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
ReorganizationAndReductionInForce	21	171	523
Impact On Subcontracting Costs		€ 1,100
Owned equipment
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Losses on disposals of property, plant and equipment	€ 27	25	€ 363
Leased equipment
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Losses on disposals of property, plant and equipment	28	62	503
Premises
Distribution of Assets, Liabilities and Stockholders' Equity [Line Items]
Losses on disposals of property, plant and equipment	€ 479	€ 596	€ 1,275